Schedule of amounts related to discontinued operations (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Operating activities	£ (3,539)	£ (3,108)	£ (6,008)	£ (9,301)	£ (6,489)
Investing activities	(17)	(147)	(278)	2,574	(3,807)
Financing activities	£ (78)	£ (81)	8,805	3,084	18,733
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net cash flow from discontinued operations			0	0	(947)
Operating activities
Investing activities			0	0	(947)
Financing activities			£ 0	£ 0	£ 0